Accrued Expenses And Other Current Liabilities (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013		Dec. 31, 2012
Accrued Expenses and Other Current Liabilities [Line Items]
Payables for construction in progress	$ 5,212		$ 212
Social insurance and benefits payables	4,030		3,795
Rental payable	3,311		2,129
Government subsidies	2,180		995
Payables to suppliers	1,844		1,167
Deposit received for potential sale of property, plant and equipment	1,658	[1]
Accrued professional fees	876		1,038
Accrued wages	820		852
Accrued facility fee	214		211
Warranty provision	179		83
Customer deposits for minimum purchase	165		161
Accrued testing fee	142		42
Accrued interest expense	115
Tax payables	104		452
Accrued royalty and license fee	57		287
Commission payable	39		110
Others	356		250
Accrued expenses and other current liabilities	$ 21,302		$ 11,784

[1]	The amount as of December 31, 2013 represents a deposit received from Guanghuan Xinwang Limited ("Guanghuan") for a potential sale of one floor of the Group's office building in Beijing, which was undergoing the negotiation process and subject to Board's approval.